PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 21, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Down payment, amount		$ 24,168	$ 26,247	$ 194,792	$ 59,541
Vehicles [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Down payment, amount	$ 20,000
Financed amount	$ 34,763	3,119
Vehicles [Member] | Loans Payable [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Vehicle amount				54,763
Down payment, amount				20,000
Financed amount				34,763
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation		$ 44,250	$ 20,503	$ 49,390	$ 34,075